Price Risk Management Assets And Liabilities (Outstanding Commodity-Related Derivatives) (Details)	12 Months Ended
	Dec. 31, 2013 Megawatt		Dec. 31, 2012 Megawatt
Mark-To-Market Derivatives [Member] | Power [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	351,050		19,650
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Power [Member] | Future [Member] | ETP [Member]
Notional Volume	(772,476)		(1,509,300)
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Power [Member] | Options - Puts [Member] | ETP [Member]
Notional Volume	(52,800)
Maturity	2014
Mark-To-Market Derivatives [Member] | Power [Member] | Options - Calls [Member] | ETP [Member]
Notional Volume	103,200		1,656,400
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Crude Oil [Member] | Future [Member] | ETP [Member]
Notional Volume	103,000
Maturity	2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume	9,457,500	[1]
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	(487,500)	[1]	(30,980,000)	[1]
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Notional Volume	1,937,500	[1]
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity	2019
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity	2017		2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity	2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity	2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume	(8,195,000)		27,077,500
Maturity			2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Notional Volume	24,455,000		8,395,000
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	570,000		150,000
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Notional Volume	(9,690,000)		(83,292,500)
Maturity			2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Notional Volume	5,668,559		11,689,855
Mark-To-Market Derivatives [Member] | Non Trading [Member] | NGL [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(280,000)		(30,000)
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Refined Products [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume			(666,000)
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume	52,122,000		3,318,000
Maturity			2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume	438,000		243,000
Maturity	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | WTI Crude Oil [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume	521,000		356,000
Maturity	2014		2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity	2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Maturity	2015		2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity	2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Maturity	2015		2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity	2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas Liquids [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Maturity	2014		2013
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas Liquids [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity			2013
Cash Flow Hedging [Member] | Crude Oil [Member] | Future [Member] | ETP [Member]
Notional Volume	(30,000)
Maturity	2014
Cash Flow Hedging [Member] | Refined Products [Member] | Future [Member] | ETP [Member]
Notional Volume	0		(98,000)
Cash Flow Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume	(12,775,000)		(8,212,500)
Maturity	2014		2013
Cash Flow Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	(1,825,000)
Maturity	2014
Cash Flow Hedging [Member] | Non Trading [Member] | NGL [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(780,000)		(930,000)
Maturity	2014		2013
Cash Flow Hedging [Member] | Non Trading [Member] | Refined Products [Member] | Future [Member] | ETP [Member]
Maturity			2013
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume	(50,530,000)		(44,272,500)
Maturity	2014		2013
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	(7,352,500)		(18,655,000)
Maturity	2014		2013
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Hedged Item - Inventory [Member] | ETP [Member]
Notional Volume	50,530,000		44,272,500
Maturity	2014		2013
Non Trading [Member] | Mark-To-Market Derivatives [Member] | Refined Products [Member] | Future [Member]
Notional Volume	(1,133,600)

[1]	(1) Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.